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SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                                [SECURIAN LOGO]

February 27, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644


RE: POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(a)
    MINNESOTA LIFE VARIABLE LIFE ACCOUNT
    FILE NUMBER:   333-96383


Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendments are being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"). In that regard, the Registrant requests that this filing become effective May 1, 2009.

The primary revisions to the registration statement are the addition of disclosures regarding the asset credit and settlement accounts, the reflection of net loan interest charges in the Fee Table and changes in the asset credit rate applied to contracts issued after October 31, 2008. A marked courtesy copy has been provided under separate cover.

This Amendment does not reflect updated financial data. Financial data contained in the Registration Statement will be updated via a subsequent post-effective amendment filed pursuant to Rule 485(b).

Please note that we have sent via overnight package a blacklined prospectus, marked to show changes.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.

Sincerely,

/s/Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Policyowner Tax Counsel

TEW:tmy

Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.